Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Income taxes

Note 16. Income taxes

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Cayman Islands and BVI

The Company is incorporated in the Cayman Islands and Yunfei BVI is incorporated in the BVI. Under the current laws of the Cayman Islands and the BVI, these entities are not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands and the BVI.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to 2,000,000 Hong Kong dollars, and 16.5% on any part of assessable profits over 2,000,000 Hong Kong dollars.

PRC

Generally, under the Enterprise Income Tax (“EIT”) Law of PRC, PRC enterprises are subject to a uniform 25% enterprise income tax rate, while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis.

In addition, the EIT law grants preferential tax treatment to a High and New Technology Enterprise (“HNTE”), if the enterprise meets the requirements by local government and maintains the HNTE status by re-applying every three years. Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%.

For the six months ended June 30, 2025 and 2024, Ewatt was eligible for a reduced income tax rate of 15% as an HNTE.

The provision for income tax consisted of the following:

	For the six months ended June 30
	2025	2024
Current income tax expenses	$—	$17,415
Deferred income tax expenses (benefits)	(1,703)	408
Total income tax expenses (benefits)	$(1,703)	$17,823

The following table sets forth reconciliation between the statutory earned income tax rate and the effective income tax:

	For the six months ended June 30,
	2025	2024
Income (loss) before income tax expenses	$(1,977,123)	$407,904
Income tax computed at statutory EIT rate (25%)	—	102,124
Tax effect of preferential tax treatments	—	(40,849)
Effect of research and development credits	—	(92,721)
Effect of other non-deductible expenses	—	48,861
Current income tax expenses	$—	$17,415
Tax effect of deferred tax recognized	(1,703)	408
Total income tax expenses (benefits)	$(1,703)	$17,823

The significant components of deferred tax assets were as following:

	As of June 30, 2025	As of December 31, 2024
Deferred tax assets	$6,991	$5,169
Total deferred tax assets	$6,991	$5,169

The Company’s taxes payable consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Income tax payable	$8,906	$27,337
Other tax payables	38,478	39,056
Total tax payable	$47,384	$66,393

Other tax payables mainly consist of VAT payable, city construction tax payable, property tax and land use tax payable, stamp tax payable, and education fund payable.

Uncertain tax positions

The PRC tax authorities conduct periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. In general, the PRC tax authorities have up to five years to conduct examinations of the tax filings of the Company’s PRC entities. It is therefore uncertain as to whether the PRC tax authorities may take different views about the Company’s tax filings, which may lead to additional tax liabilities. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of June 30, 2025 and December 31, 2024, the Company did not have any significant unrecognized uncertain tax positions.